Fair value of financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets at fair value	$ 33,819	$ 49,516
Convertible loan receivable
Disclosure of financial assets [line items]
Financial assets at fair value		6,339
Financial assets at fair value through profit or loss | Warrants on equity securities publicly traded mining exploration and development companies, precious metals
Disclosure of financial assets [line items]
Financial assets at fair value	18	571
Financial assets at fair value through profit or loss | Warrants on equity securities publicly traded mining exploration and development companies, other minerals
Disclosure of financial assets [line items]
Financial assets at fair value		42
Financial assets at fair value through other comprehensive loss | Equity securities publicly traded mining exploration and development companies, precious metals
Disclosure of financial assets [line items]
Financial assets at fair value	9,537	35,714
Financial assets at fair value through other comprehensive loss | Equity securities publicly traded mining exploration and development companies, other minerals
Disclosure of financial assets [line items]
Financial assets at fair value	24,264	6,850
Level 1
Disclosure of financial assets [line items]
Financial assets at fair value	33,801	42,564
Level 1 | Financial assets at fair value through other comprehensive loss | Equity securities publicly traded mining exploration and development companies, precious metals
Disclosure of financial assets [line items]
Financial assets at fair value	9,537	35,714
Level 1 | Financial assets at fair value through other comprehensive loss | Equity securities publicly traded mining exploration and development companies, other minerals
Disclosure of financial assets [line items]
Financial assets at fair value	24,264	6,850
Level 3
Disclosure of financial assets [line items]
Financial assets at fair value	18	6,952
Level 3 | Convertible loan receivable
Disclosure of financial assets [line items]
Financial assets at fair value		6,339
Level 3 | Financial assets at fair value through profit or loss | Warrants on equity securities publicly traded mining exploration and development companies, precious metals
Disclosure of financial assets [line items]
Financial assets at fair value	$ 18	571
Level 3 | Financial assets at fair value through profit or loss | Warrants on equity securities publicly traded mining exploration and development companies, other minerals
Disclosure of financial assets [line items]
Financial assets at fair value		$ 42